Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-15
Date of Report:	12-Jun-15

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed
CB Series 2	€1,500,000,000	1.3909	$2,086,350,000	January 22, 2020	0.25%	Fixed
CB Series 3	£325,000,000	1.8390	$597,675,000	January 29, 2018	3m GBP LIBOR +19bps	Floating

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$4,199,025,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$5,583,100,000

Total Covered Bond Outstanding			$9,782,125,000

Total Outstanding OSFI Covered Bond Limit			24,711,473,391

Weighted average maturity of Outstanding Covered Bonds (months)			49.29

Weighted average remaining term of Loans in Cover Pool (months)			26.37

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA
CB Series 2			Aaa	AAA	AAA
CB Series 3			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of each series. The Coupon Rate specified in respect of each series applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of each series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms of each series.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and	Royal Bank of Canada
Standby GDA Provider
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - May 2015	1 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-15
Date of Report:	12-Jun-15

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test

(Applicable to Hard Bullet Covered Bonds)
Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:       Nil

BMO Covered Bond Program	Monthly Investor Report - May 2015	2 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-15
Date of Report:	12-Jun-15

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$4,199,025,000

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$14,059,101,780		A (i)		15,036,472,492
B = Principal receipts not applied	-		A (ii)		14,059,101,780
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$14,059,101,780

Asset Coverage Test Pass/Fail	Pass

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$4,248,006,519

A = Lesser of i) Present value of outstanding loan balance of Performing	15,158,113,235
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments			A (i)		15,158,113,235
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		25,077,714,895
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$15,158,113,235

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.47%
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$4,494,097,797
Demand Loan	11,089,470,000

Total	$15,583,567,797

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
May 31, 2015	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	477,495,580	389,564,596
Proceeds for sale of Loans	-	-
Revenue Receipts	34,200,970	18,853,407
Swap Receipts	13,340,986	-
Cash Capital Contribution
Advances of Intercompany Loans	-	10,568,000,000
Guarantee Fee	-	-
Cash Outflows
Swap Payment	-	(1,812,760)
Intercompany Loan interest	(19,308,343)	(7,151,050)
Intercompany Loan principal	(392,128,000)	(196,726,000)
Intercompany Loan repayment
Mortgage Top-up Settlement	-	(10,567,681,105)
Misc Partnership Expenses	(1,912)	(56)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	113,599,281	203,047,031

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	15,523,756,457
Aggregate Outstanding Balance	$15,041,489,676
Number of Loans	62,245
Average Loan Size	$241,650
Number of Primary Borrowers	59,634
Number of Properties	62,245
	Original (2)			Indexed (1)
Weighted Average Current Loan to Value (LTV)	60.31%			54.99%
Weighted Average Authorized LTV	67.13%			61.00%
Weighted Average Original LTV	67.13%
Weighted Average Seasoning	23.59	(Months	)
Weighted Average Coupon	2.84%
Weighted Average Original Term	49.96	(Months	)
Weighted Average Remaining Term	26.37	(Months	)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Covered Bond Program	Monthly Investor Report - May 2015	3 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-15
Date of Report:	12-Jun-15

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	62,093	99.76	$15,006,498,285	99.77
30 - 59 days past due	94	0.15	$25,109,456	0.17
60 - 89 days past due	27	0.04	$4,864,751	0.03
90 or more days past due	31	0.05	$5,017,185	0.03

Grand Total	62,245	100.00	$15,041,489,676	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	7,468	12.00	$1,715,343,265	11.40
British Columbia	10,846	17.42	$4,068,036,463	27.05
Manitoba	1,103	1.77	$187,073,218	1.24
New Brunswick	1,035	1.66	$126,829,159	0.84
Newfoundland	1,239	1.99	$198,339,435	1.32
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,908	3.07	$328,603,753	2.18
Ontario	25,558	41.06	$6,010,816,109	39.96
Prince Edward Island	363	0.58	$48,917,116	0.33
Quebec	10,768	17.30	$1,957,726,838	13.02
Saskatchewan	1,957	3.14	$399,804,321	2.66
Yukon Territories	-	-	$-	-

Grand Total	62,245	100.00	$15,041,489,676	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage
Less than 600 or Unavailable	6,186	9.94	$1,681,260,639	11.18
600 - 650	2,246	3.61	$572,676,958	3.81
651 - 700	5,933	9.53	$1,512,755,249	10.06
701 - 750	12,582	20.21	$3,334,442,231	22.17
751 - 800	23,201	37.27	$5,614,543,045	37.33
801 and Above	12,097	19.43	$2,325,811,555	15.46

Grand Total	62,245	100.00	$15,041,489,676	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	51,308	82.43	$11,891,780,405	79.06
Variable	10,937	17.57	$3,149,709,272	20.94

Grand Total	62,245	100.00	$15,041,489,676	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	62,245	100.00	$15,041,489,677	100.00

Grand Total	62,245	100.00	$15,041,489,676	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	48,404	77.76	$12,076,363,389	80.29
Non-Owner Occupied	13,841	22.24	$2,965,126,288	19.71

Grand Total	62,245	100.00	$15,041,489,676	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	61,247	98.40	$14,897,803,077	99.04
4.00 - 4.49	701	1.13	$100,249,274	0.67
4.50 - 4.99	207	0.33	$30,504,498	0.20
5.00 - 5.49	65	0.10	$9,831,086	0.07
5.50 - 5.99	18	0.03	$2,024,341	0.01
6.00 - 6.49	7	0.01	$1,077,401	0.01
6.50 - 6.99	-	-	$-	-
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	62,245	100.00	$15,041,489,676	100.00

BMO Covered Bond Program	Monthly Investor Report - May 2015	4 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-15
Date of Report:	12-Jun-15

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	5,244	8.42	$383,312,505	2.55
20.01 - 25.00	2,503	4.02	$299,267,341	1.99
25.01 - 30.00	3,051	4.90	$459,641,790	3.06
30.01 - 35.00	3,248	5.22	$562,651,586	3.74
35.01 - 40.00	3,270	5.25	$639,435,775	4.25
40.01 - 45.00	3,760	6.04	$908,772,146	6.04
45.01 - 50.00	4,529	7.28	$1,234,993,972	8.21
50.01 - 55.00	5,413	8.70	$1,657,225,539	11.02
55.01 - 60.00	7,637	12.27	$2,465,808,251	16.39
60.01 - 65.00	9,216	14.81	$2,717,919,102	18.07
65.01 - 70.00	7,637	12.27	$1,891,108,411	12.57
70.01 - 75.00	4,523	7.27	$1,190,827,127	7.92
75.01 - 80.00	2,214	3.56	$630,526,133	4.19
80.01 and Above	-	-	$-	-

Grand Total	62,245	100.00	15,041,489,676	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	8,096	13.01	$1,635,091,014	10.87
12 - 17	10,230	16.44	$3,164,752,758	21.04
18 - 24	11,551	18.56	$2,711,939,739	18.03
25 - 30	14,767	23.72	$3,158,751,515	21.00
31 - 36	5,792	9.31	$1,270,907,086	8.45
37 - 42	2,551	4.10	$730,222,513	4.85
43 - 48	1,693	2.72	$457,261,012	3.04
49 - 54	4,830	7.76	$1,239,850,570	8.24
55 - 60	2,593	4.17	$639,373,778	4.25
61 - 63	6	0.01	$1,199,830	0.01
72 and Above	136	0.22	$32,139,861	0.21

Grand Total	62,245	100.00	$15,041,489,676	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	12,123	19.48	$785,748,171	5.22
100,000 - 199,999	21,187	34.04	$3,184,272,130	21.17
200,000 - 299,999	14,632	23.51	$3,587,876,625	23.85
300,000 - 399,999	6,711	10.78	$2,306,978,536	15.34
400,000 - 499,999	3,057	4.91	$1,362,570,331	9.06
500,000 - 599,999	1,595	2.56	$870,177,238	5.79
600,000 - 699,999	812	1.30	$524,659,081	3.49
700,000 - 799,999	478	0.77	$355,463,672	2.36
800,000 - 899,999	330	0.53	$281,052,657	1.87
900,000 - 999,999	266	0.43	$252,419,826	1.68
1,000,000 - 1,499,999	696	1.12	$855,175,424	5.69
1,500,000 - 2,000,000	268	0.43	$465,117,795	3.09
2,000,000 - 3,000,000	90	0.14	$209,978,191	1.40
3,000,000 and Above	-	-	$-	-

	62,245	100.00	$15,041,489,676	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	12,703	20.41	$2,420,263,399	16.09
Multi-Residential	3,174	5.10	$752,077,276	5.00
Single Family	41,872	67.27	$10,879,846,897	72.33
Townhouse	4,496	7.22	$989,302,105	6.58

Grand Total	62,245	100.00	15,041,489,676	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$40,372,752	$-	$-	$1	$40,372,753
	20.01 - 25	$30,864,869	$-	$-	$-	$30,864,869
	25.01 - 30	$47,456,656	$-	$-	$-	$47,456,656
	30.01 - 35	$64,721,932	$384,290	$-	$-	$65,106,222
	35.01 - 40	$66,297,296	$148,258	$-	$-	$66,445,554
	40.01 - 45	$84,520,524	$-	$-	$-	$84,520,524
	45.01 - 50	$123,827,431	$238,373	$-	$-	$124,065,804
	50.01 - 55	$171,794,500	$240,104	$-	$137,935	$172,172,539
	55.01 - 60	$241,011,092	$2,160,740	$-	$-	$243,171,832
	60.01 - 65	$368,997,640	$209,213	$143,710	$-	$369,350,563
	65.01 - 70	$272,365,548	$241,454	$-	$-	$272,607,002
	70.01 - 75	$109,921,653	$-	$-	$-	$109,921,653
	75.01 - 80	$89,287,296	$-	$-	$-	$89,287,296
	80.01 and Above	$-	$-	$-	$-	$-

		1,711,439,187	3,622,433	143,710	137,936	1,715,343,265

BMO Covered Bond Program	Monthly Investor Report - May 2015	5 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-15
Date of Report:	12-Jun-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and Below	$125,413,723	$77,584	$-	$77,829	$125,569,136
	20.01 - 25	$94,779,800	$117,480	$-	$-	$94,897,280
	25.01 - 30	$155,797,409	$330,814	$56,263	$-	$156,184,486
	30.01 - 35	$169,323,710	$257,367	$-	$-	$169,581,078
	35.01 - 40	$211,604,405	$-	$200,398	$127,578	$211,932,381
	40.01 - 45	$343,393,769	$2,847,853	$-	$-	$346,241,622
	45.01 - 50	$476,997,044	$462,415	$501,782	$-	$477,961,241
	50.01 - 55	$621,551,536	$1,909,815	$-	$-	$623,461,351
	55.01 - 60	$901,796,309	$2,409,369	$-	$-	$904,205,678
	60.01 - 65	$574,408,936	$707,621	$-	$-	$575,116,558
	65.01 - 70	$240,947,435	$-	$452,158	$195,538	$241,595,131
	70.01 - 75	$105,539,109	$-	$-	$-	$105,539,109
	75.01 - 80	$35,751,413	$-	$-	$-	$35,751,413
	80.01 and Above	$-	$-	$-	$-	$-

		4,057,304,598	9,120,320	1,210,600	400,945	4,068,036,463

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and Below	$3,608,428	$-	$-	$-	$3,608,428
	20.01 - 25	$4,003,816	$-	$-	$-	$4,003,816
	25.01 - 30	$4,089,515	$-	$-	$-	$4,089,515
	30.01 - 35	$3,728,844	$-	$-	$-	$3,728,844
	35.01 - 40	$5,413,810	$-	$-	$-	$5,413,810
	40.01 - 45	$8,300,213	$-	$-	$-	$8,300,213
	45.01 - 50	$12,688,254	$-	$-	$-	$12,688,254
	50.01 - 55	$14,038,697	$-	$-	$-	$14,038,697
	55.01 - 60	$26,378,750	$-	$-	$-	$26,378,750
	60.01 - 65	$49,760,697	$-	$-	$-	$49,760,697
	65.01 - 70	$25,371,813	$-	$-	$-	$25,371,813
	70.01 - 75	$21,562,926	$177,149	$-	$-	$21,740,075
	75.01 - 80	$7,950,307	$-	$-	$-	$7,950,307
	80.01 and Above	$-	$-	$-	$-	$-

		186,896,069	177,149	-	-	187,073,218

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and Below	$2,902,527	$-	$-	$-	$2,902,527
	20.01 - 25	$2,395,586	$-	$-	$-	$2,395,586
	25.01 - 30	$3,795,571	$-	$-	$-	$3,795,571
	30.01 - 35	$3,473,189	$-	$65,502	$48,614	$3,587,305
	35.01 - 40	$4,778,651	$91,648	$-	$-	$4,870,299
	40.01 - 45	$5,642,670	$-	$-	$42,191	$5,684,861
	45.01 - 50	$7,837,475	$-	$-	$-	$7,837,475
	50.01 - 55	$8,028,765	$-	$-	$-	$8,028,765
	55.01 - 60	$17,351,757	$-	$-	$-	$17,351,757
	60.01 - 65	$24,735,406	$-	$-	$-	$24,735,406
	65.01 - 70	$30,065,922	$87,783	$202,208	$149,093	$30,505,007
	70.01 - 75	$11,040,807	$-	$-	$-	$11,040,807
	75.01 - 80	$4,093,794	$-	$-	$-	$4,093,794
	80.01 and Above	$-	$-	$-	$-	$-

		126,142,119	179,431	267,710	239,899	126,829,159

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and Below	$2,608,306	$-	$-	$-	$2,608,306
	20.01 - 25	$2,309,866	$-	$-	$-	$2,309,866
	25.01 - 30	$3,366,640	$35,272	$-	$-	$3,401,912
	30.01 - 35	$5,282,303	$-	$-	$-	$5,282,303
	35.01 - 40	$4,526,317	$92,283	$-	$64,261	$4,682,861
	40.01 - 45	$6,146,892	$-	$-	$-	$6,146,892
	45.01 - 50	$9,507,311	$-	$-	$-	$9,507,311
	50.01 - 55	$14,510,791	$-	$-	$-	$14,510,791
	55.01 - 60	$15,419,901	$-	$-	$-	$15,419,901
	60.01 - 65	$32,000,547	$-	$-	$-	$32,000,547
	65.01 - 70	$69,737,103	$-	$307,691	$252,158	$70,296,952
	70.01 - 75	$22,140,826	$-	$-	$-	$22,140,826
	75.01 - 80	$10,030,967	$-	$-	$-	$10,030,967
	80.01 and Above	$-	$-	$-	$-	$-

		197,587,770	127,555	307,691	316,419	198,339,435

BMO Covered Bond Program	Monthly Investor Report - May 2015	6 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-15
Date of Report:	12-Jun-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and Below	$4,482,527	$-	$-	$-	$4,482,527
	20.01 - 25	$2,991,540	$-	$-	$-	$2,991,540
	25.01 - 30	$7,021,686	$-	$-	$-	$7,021,686
	30.01 - 35	$7,979,408	$-	$-	$-	$7,979,408
	35.01 - 40	$9,607,690	$-	$-	$-	$9,607,690
	40.01 - 45	$10,647,307	$-	$-	$-	$10,647,307
	45.01 - 50	$14,417,562	$-	$-	$-	$14,417,562
	50.01 - 55	$21,231,568	$-	$-	$-	$21,231,568
	55.01 - 60	$27,474,487	$-	$-	$-	$27,474,487
	60.01 - 65	$50,184,488	$-	$-	$-	$50,184,488
	65.01 - 70	$74,757,242	$281,844	$-	$-	$75,039,086
	70.01 - 75	$62,833,985	$-	$-	$-	$62,833,985
	75.01 - 80	$34,692,420	$-	$-	$-	$34,692,420
	80.01 and Above	$-	$-	$-	$-	$-

		328,321,908	281,844	-	-	328,603,753

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and Below	$157,489,555	$227,687	$-	$1	$157,717,243
	20.01 - 25	$128,200,107	$-	$-	$-	$128,200,107
	25.01 - 30	$185,637,788	$506,699	$-	$-	$186,144,487
	30.01 - 35	$244,192,560	$210,764	$-	$-	$244,403,324
	35.01 - 40	$265,385,957	$184,422	$-	$-	$265,570,379
	40.01 - 45	$351,610,389	$418,674	$-	$-	$352,029,064
	45.01 - 50	$464,146,212	$656,530	$-	$-	$464,802,742
	50.01 - 55	$644,111,145	$1,216,134	$-	$-	$645,327,279
	55.01 - 60	$944,285,397	$306,056	$-	$89,519	$944,680,972
	60.01 - 65	$1,160,018,336	$1,778,867	$304,054	$-	$1,162,101,257
	65.01 - 70	$822,970,450	$918,016	$661,275	$138,573	$824,688,313
	70.01 - 75	$424,028,387	$1,354,135	$-	$-	$425,382,521
	75.01 - 80	$209,768,420	$-	$-	$-	$209,768,420
	80.01 and Above	$-	$-	$-	$-	$-

		6,001,844,704	7,777,983	965,329	228,092	6,010,816,109

BMO Covered Bond Program	Monthly Investor Report - May 2015	7 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-15
Date of Report:	12-Jun-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward Island	20.00 and Below	$852,835	$-	$-	$-	$852,835
	20.01 - 25	$493,495	$-	$-	$-	$493,495
	25.01 - 30	$990,543	$-	$-	$-	$990,543
	30.01 - 35	$1,493,398	$-	$-	$-	$1,493,398
	35.01 - 40	$1,352,005	$-	$-	$-	$1,352,005
	40.01 - 45	$1,702,808	$-	$-	$-	$1,702,808
	45.01 - 50	$3,323,976	$-	$-	$-	$3,323,976
	50.01 - 55	$3,026,902	$-	$-	$-	$3,026,902
	55.01 - 60	$7,901,366	$-	$-	$-	$7,901,366
	60.01 - 65	$11,312,034	$-	$-	$-	$11,312,034
	65.01 - 70	$11,461,711	$-	$-	$-	$11,461,711
	70.01 - 75	$3,958,864	$-	$-	$-	$3,958,864
	75.01 - 80	$1,047,180	$-	$-	$-	$1,047,180
	80.01 and Above	$-	$-	$-	$-	$-

		48,917,116	-	-	-	48,917,116

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and Below	$41,031,566	$-	$18,971	$-	$41,050,537
	20.01 - 25	$29,224,654	$36,596	$52,496	$56,569	$29,370,314
	25.01 - 30	$46,378,760	$-	$-	$-	$46,378,760
	30.01 - 35	$53,263,386	$62,218	$-	$-	$53,325,604
	35.01 - 40	$61,269,057	$146,211	$-	$161,343	$61,576,610
	40.01 - 45	$79,712,812	$183,518	$-	$90,101	$79,986,431
	45.01 - 50	$103,433,098	$-	$-	$190,230	$103,623,328
	50.01 - 55	$115,101,723	$95,814	$-	$89,000	$115,286,537
	55.01 - 60	$174,906,341	$850,896	$-	$-	$175,757,238
	60.01 - 65	$323,474,796	$370,176	$225,731	$765,608	$324,836,312
	65.01 - 70	$284,831,245	$442,210	$227,120	$578,243	$286,078,817
	70.01 - 75	$411,363,443	$195,640	$937,752	$1,200,357	$413,697,192
	75.01 - 80	$224,907,707	$1,109,646	$405,992	$335,812	$226,759,157
	80.01 and Above	$-	$-	$-	$-	$-

		1,948,898,588	3,492,926	1,868,062	3,467,261	1,957,726,838

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and Below	$4,148,212	$-	$-	$-	$4,148,212
	20.01 - 25	$3,740,469	$-	$-	$-	$3,740,469
	25.01 - 30	$4,178,175	$-	$-	$-	$4,178,175
	30.01 - 35	$8,164,100	$-	$-	$-	$8,164,100
	35.01 - 40	$7,984,186	$-	$-	$-	$7,984,186
	40.01 - 45	$13,512,424	$-	$-	$-	$13,512,424
	45.01 - 50	$16,766,280	$-	$-	$-	$16,766,280
	50.01 - 55	$40,039,461	$-	$101,650	$-	$40,141,111
	55.01 - 60	$103,350,928	$115,342	$-	$-	$103,466,270
	60.01 - 65	$118,521,240	$-	$-	$-	$118,521,240
	65.01 - 70	$53,023,475	$214,472	$-	$226,632	$53,464,579
	70.01 - 75	$14,572,095	$-	$-	$-	$14,572,095
	75.01 - 80	$11,145,180	$-	$-	$-	$11,145,180
	80.01 and Above	$-	$-	$-	$-	$-

		399,146,225	329,814	101,650	226,632	399,804,321

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - May 2015	8 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-15
Date of Report:	12-Jun-15

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$34,712,455	$7,477,193	$18,265,701	$43,840,023	$145,392,522	$133,624,611	$383,312,505
20.01 - 25	$29,274,048	$5,158,963	$20,087,034	$42,895,879	$108,275,625	$93,575,792	$299,267,341
25.01 - 30	$46,457,522	$13,967,756	$34,307,435	$73,888,541	$167,180,090	$123,840,446	$459,641,790
30.01 - 35	$55,778,909	$16,544,393	$40,862,743	$94,730,402	$219,207,628	$135,527,510	$562,651,586
35.01 - 40	$72,567,212	$20,102,750	$54,070,558	$124,892,587	$226,382,337	$141,420,331	$639,435,775
40.01 - 45	$110,719,194	$34,212,724	$74,548,230	$165,231,067	$345,634,031	$178,426,900	$908,772,146
45.01 - 50	$148,613,650	$42,873,310	$123,449,814	$242,191,306	$477,027,771	$200,838,120	$1,234,993,972
50.01 - 55	$197,652,710	$67,590,304	$140,860,241	$367,035,722	$636,640,657	$247,445,906	$1,657,225,539
55.01 - 60	$317,268,177	$95,632,955	$240,705,725	$569,125,049	$931,022,612	$312,053,734	$2,465,808,251
60.01 - 65	$344,651,315	$111,334,803	$288,067,372	$670,572,183	$992,383,424	$310,910,005	$2,717,919,102
65.01 - 70	$147,182,964	$92,802,867	$255,723,319	$460,757,050	$702,375,671	$232,266,540	$1,891,108,411
70.01 - 75	$104,082,836	$41,477,050	$146,747,327	$313,876,877	$430,354,724	$154,288,313	$1,190,827,127
75.01 - 80	$72,299,647	$23,501,891	$75,059,750	$165,405,545	$232,665,952	$61,593,348	$630,526,133
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$1,681,260,639	$572,676,958	$1,512,755,249	$3,334,442,231	$5,614,543,045	$2,325,811,555	$15,041,489,676

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - May 2015	9 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-May-15
Date of Report:	12-Jun-15

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet-National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.

BMO Covered Bond Program	Monthly Investor Report - May 2015	10 of 10